Asset retirement obligations	12 Months Ended
Dec. 31, 2020
Disclosure of Asset Retirement Obligations [abstract]
Asset retirement obligations
16. Asset retirement obligations

	Turkey	Canada	Greece	Romania	Brazil (1)	Total

At January 1, 2020	$39,196	$12,638	$42,650	$1,533	$—	$96,017
Accretion during the year	753	243	863	34	52	1,945
Revisions to estimate	5,539	80	10,056	94	—	15,769
Settlements	(672)	—	(1,629)	—	—	(2,301)
Disposal	—	—	—	—	(52)	(52)
At December 31, 2020	$44,816	$12,961	$51,940	$1,661	$—	$111,378
Less: Current portion	—	—	(4,701)	—	—	(4,701)
Long term portion	$44,816	$12,961	$47,239	$1,661	$—	$106,677

Estimated undiscounted amount	$56,752	$14,218	$65,564	$2,153	$—	$138,687

(1) The asset retirement obligation related to the Vila Nova mine was included in liabilities associated with assets held for sale at December 31, 2019 and disposed of in 2020 (Note 32)

	Turkey	Canada	Greece	Romania	Brazil	Total

At January 1, 2019	$36,479	$12,215	$40,069	$1,364	$4,016	$94,143
Accretion during the year	981	316	1,090	39	106	2,532
Revisions to estimate	2,330	107	3,704	130	—	6,271
Settlements	(594)	—	(2,213)	—	—	(2,807)
Reclassified to liabilities associated with assets held for sale	—	—	—	—	(4,122)	(4,122)
At December 31, 2019	$39,196	$12,638	$42,650	$1,533	$—	$96,017
Less: Current portion	—	—	(1,782)	—	—	(1,782)
Long term portion	$39,196	$12,638	$40,868	$1,533	$—	$94,235

Estimated undiscounted amount	$48,064	$14,998	$56,467	$2,287	$4,416	$126,232

The Company’s asset retirement obligations relate to the restoration and rehabilitation of the Company’s mining operations and projects under development. The expected timing of cash flows in respect of the provision is based on the estimated life of the various mining operations. The net increase in the estimate of the obligation in 2020 was mainly due to an update of estimated closure costs at Olympias, Stratoni and Kişladağ, together with lower discount rates.
16. Asset retirement obligations (continued)
The provision is calculated as the present value of estimated future net cash outflows based on the following key assumptions:

	Turkey	Canada	Greece	Romania	Brazil
	%	%	%	%	%
At December 31, 2020
Inflation rate	0.7 to 1.5	0.9	0.4 to 1.7	1.5	—
Discount rate	0.7 to 1.5	0.9	0.4 to 1.7	1.5	—

At December 31, 2019
Inflation rate	1.8	1.8	1.7 to 1.9	1.9	1.6
Discount rate	1.9	1.9	1.7 to 2.3	2.3	1.6

The discount rate is a risk-free rate based on U.S. Treasury bond rates with maturities commensurate with site mine lives. U.S. Treasury bond rates have been used for all of the mine sites as the liabilities are denominated in U.S. dollars and the majority of the expenditures are expected to be incurred in U.S. dollars. Similarly, the inflation rates used in determining the present value of the future net cash outflows are based on estimated U.S inflation rates.
In relation to the asset retirement obligations in Greece, the Company has the following:
a) A €50,000 Letter of Guarantee to the Ministry of Environment and Energy and Climate Change ("MEECC") as security for the due and proper performance of rehabilitation works committed in relation to the mining and metallurgical facilities of the Kassandra Mines (Olympias, Stratoni and Skouries) and the removal, cleaning and rehabilitation of the old Olympias tailings. This Letter of Guarantee is renewed annually, expires on July 26, 2026 and has an annual fee of 187 basis points.
b) A €7,500 Letter of Guarantee to the MEECC for the due and proper performance of the Kokkinolakkas Tailings Management Facility, committed in connection with the Environmental Impact Assessment approved for the Kassandra Mines (Olympias, Stratoni and Skouries). The Letter of Guarantee is renewed annually and expires on July 26, 2026. The Letter of Guarantee has an annual fee of 187 basis points.
c) Restricted cash of $2,060 (2019 - $3,080) relates to an environmental guarantee deposit posted as security for rehabilitation works in relation to the Lamaque mine.